SUPPLEMENT DATED DECEMBER 19, 2012
TO THE PROSPECTUS FOR
PRINCIPAL LIFETIME INCOME SOLUTIONS
DATED MAY 1, 2012

Effective January 21, 2013, this supplement updates information in the prospectus dated May 1, 2012 for
Principal Lifetime Income Solutions Variable Annuity issued by Principal Life Insurance Company
(“we”, “us”, “our”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write us at Principal
Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382 or call us at 1-800-852-4450 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.	On Page 8, please change the age requirement under the Age Requirements section from 60 to 55.

2.	On Page 9, please add the following to the Surrenders section as the last bullet:

.	surrenders before age 59½ may involve an income tax penalty (see 9. FEDERAL TAX
MATTERS).

3.	On Page 22, please replace the last paragraph in the Withdrawal Benefit Base section with the following paragraph:

If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawals causes the For Life withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you make additional premium payments or a GMWB Step-Up is applied.

4.	On Page 22, please add as the first paragraph in the Withdrawal Benefit Payment section the following:

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or
(ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.

5.	On Page 23, please add as the first line of the table under “Single Life” the following:

	Age of Covered Life at First	For Life Withdrawal Benefit
	Withdrawal	Payment Percentage
	55-59	4.50%

6.	On Page 23, please add, as the first line of the table under “Joint Life”, the following:

		Age of Covered Life at First	For Life Withdrawal Benefit
		Withdrawal	Payment Percentage
		55-59	4.00%

7.	On Page 23, please add as a Note paragraph after the “Joint Life” table the following:

	NOTE:	All withdrawals prior to the Contract anniversary following the oldest owner’s
(oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals for additional information.

8.	On Page 27, please add as the second paragraph under the Excess Withdrawals section the following:

All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.

9.	On Page 27, please add the following at the end of the Excess Withdrawals section:

	NOTE:	Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.

10.	On Page 34, please change the age range from 60-80 to 55-80 for the Issue Age row of the
GMWB Summary table.

11.	On Page 34, please add as the final bullet in the For Life Withdrawal Benefit Payments row of the GMWB Summary Table the following:

.	Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

THIS SUPPLEMENT SHOULD BE READ AND
RETAINED FOR FUTURE REFERENCE

Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
1-800-852-4450